Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	QIWI
Entity Registrant Name	QIWI plc
Entity Central Index Key	0001561566
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Class A ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	13,833,419
Class B ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	48,879,556